Note 15 - Commitments and Contingencies	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
15.	Commitments and contingencies

Legal Proceedings

From time to time, the Company may become involved in legal proceedings or be subject to claims arising in the ordinary course of its business. The Company is not presently a party to any legal proceedings that, if determined adversely to it, would individually or taken together have a material adverse effect on the Company’s business, results of operation, financial condition or cash flows.